Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related parties
Summary of outstanding balances
	December 31,
	2020	2019
	(Euro, in thousands)

Non-current trade receivables	€50,000	€—
Trade and other receivables	€132,825	€31,645
Trade and other payables	€27,074	€39,100

Summary of remuneration package of the members of key management personnel
	Year ended December 31,
	2020	2019	2018
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits	€3,102	€14,129	€2,909
Management board members as a group (1)
Gross salary	2,531	2,121	1,920
Employer social security on gross salary	—	61	125
Cash bonus	433	1,230	757
Exceptional bonus	—	10,500	—
Employer social security on exceptional bonus	—	108	—
Other short-term benefits	138	109	107
Long-term benefits for management board members as a group (2)	—	1,874	1,812
Board fees and other short-term benefits for supervisory board members
Raj Parekh	220	90	92
Harrold van Barlingen (3)	—	—	15
Howard Rowe	125	55	53
Werner Cautreels (4)	—	15	48
Katrine Bosley	115	45	45
Christine Mummery (4)	—	13	40
Mary Kerr	115	45	46
Peter Guenter (5)	115	30	—
Daniel O'Day (6)	—	—	—
Linda Higgins (6)	—	—	—
Elisabeth Svanberg (7)	78	—	—
Post-employment benefits (8)	392	323	305
Total benefits excluding subscription rights and RSUs (9)	€4,262	€16,618	€5,346
Number of subscription rights granted in the year
Management board members as a group	275,000	315,000	350,000
Onno van de Stolpe	85,000	100,000
Bart Filius	50,000	65,000
Andre Hoekema	30,000	50,000
Piet Wigerinck	40,000	50,000
Walid Abi-Saab	40,000	50,000
Michele Manto	30,000	40,000
Supervisory board members as a group	—	45,000	52,500
Raj Parekh		15,000	15,000
Harrold van Barlingen (3)		—	—
Howard Rowe		7,500	7,500
Werner Cautreels (4)			7,500
Katrine Bosley		7,500	7,500
Christine Mummery (4)			7,500
Mary Kerr		7,500	7,500
Peter Guenter (5)		7,500
Daniel O'Day (6)
Linda Higgins (6)
Elisabeth Svanberg (7)
Total number of subscription rights granted in the year	275,000	360,000	402,500
Total cost of subscription rights granted in the year under IFRS 2	€22,921	€14,236	€15,507
Number of RSUs granted in the year (10)
Onno van de Stolpe	18,317	57,528	0
Bart Filius	12,600	39,846	0
Andre Hoekema	832	19,922	0
Piet Wigerinck	12,080	33,077	0
Walid Abi-Saab	12,080	33,077	0
Michele Manto	5,920	5,121	0
Total number of RSUs granted in the year	61,829	188,571	-